Cash and Due From Banks and Restricted Cash - Additional Information (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	₨ 780,004.8	$ 10,280.8	₨ 552,005.5